Revenues and segmented information - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenues	$ 439,800	$ 434,416
Content
Disclosure of operating segments [line items]
Revenues	373,011	366,368
Content | Production revenue
Disclosure of operating segments [line items]
Revenues	22,239	19,793
Content | Distribution revenue
Disclosure of operating segments [line items]
Revenues	128,793	124,093
Content | Merchandising and licensing and other revenue
Disclosure of operating segments [line items]
Revenues	160,252	144,712
Content | Producer and service fee revenue
Disclosure of operating segments [line items]
Revenues	61,727	77,770
DHX Television
Disclosure of operating segments [line items]
Revenues	52,469	55,014
DHX Television | Subscriber revenue
Disclosure of operating segments [line items]
Revenues	47,425	51,102
DHX Television | Promotion and advertising revenue
Disclosure of operating segments [line items]
Revenues	5,044	3,912
CPLG
Disclosure of operating segments [line items]
Revenues	439,800	434,416
CPLG | Third party brand representation revenue
Disclosure of operating segments [line items]
Revenues	$ 14,320	13,034
Countries outside of Canada and the USA
Disclosure of operating segments [line items]
Revenues		$ 12,414